Portfolio of Investments May 31, 2026
NAC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 158.0% (99.2% of Total Investments)
X
3,005,671,314 MUNICIPAL BONDS - 158.0%  (99.2% of Total Investments) X –
CONSUMER STAPLES - 0.6% (0.4% of Total Investments)
$ 1,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000% 06/01/47 $ 946,517
2,575,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/49 2,314,863
34,035,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 3,403,374
19,000,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007B
0 .000 06/01/47 4,713,045
TOTAL CONSUMER STAPLES 11,377,799
EDUCATION AND CIVIC ORGANIZATIONS - 11.1% (7.0% of Total Investments)
6,995,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University, Series 2017B
4 .000 04/01/47 6,563,405
5,725,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2016U-7
5 .000 06/01/46 6,645,846
4,385,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/53 4,542,189
650,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/55 603,826
1,500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 1,110,423
9,560,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 9,622,724
27,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 28,550,610
1,350,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,285,001
800,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4 .000 11/01/36 790,193
1,000,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4 .500 11/01/46 945,413
8,395,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .500 07/01/60 8,947,484
1,210,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 1,212,158
2,980,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/57 2,674,850
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/46 963,127
3,820,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 3,873,485
1,650,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 1,494,355
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 4,010,784
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/48 963,688

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000% 06/01/59 $ 2,652,706
750,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/42 752,430
1,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Camino Nuevo Charter Academy Sustainability Series
2023A
5 .250 06/01/53 1,524,275
115,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .000 05/01/27 115,528
1,215,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 1,148,893
1,320,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/61 1,130,395
1,100,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .375 05/01/63 1,079,231
1,615,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 1,615,112
2,150,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 2,149,993
7,995,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 7,994,712
8,340,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 8,339,320
1,500,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/43 1,500,013
800,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 800,486
90,000 California State University, Systemwide Revenue Bonds, Series
2015A
5 .000 11/01/43 90,094
10,440,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 10,851,787
1,965,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 2,010,713
4,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 4,059,616
2,935,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5 .000 05/15/52 2,959,888
8,500,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 8,779,900
3,930,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/38 4,077,906
19,025,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/48 19,458,475
12,810,000 University of California, General Revenue Bonds, Series 2020BE 4 .000 05/15/47 12,577,583
10,000,000 University of California, General Revenue Bonds, Series 2024BW 5 .000 05/15/54 10,510,220
18,240,000 University of California, General Revenue Bonds, Series 2025CF 5 .250 11/15/41 21,054,664
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 212,033,501
FINANCIALS - 0.0% (0.0% of Total Investments)
1,261,006 (b) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. 0 .000 08/01/54 277,332
TOTAL FINANCIALS 277,332
HEALTH CARE - 25.3% (15.9% of Total Investments)
6,365,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
4 .000 11/15/41 6,314,188
19,795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 19,850,616
20,215,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
4 .000 11/15/48 18,318,736

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 13,110,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000% 11/15/48 $ 13,164,674
5,890,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/38 6,016,794
7,960,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4 .000 03/01/39 7,660,483
7,870,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2013A
4 .000 03/01/43 7,298,259
15,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Medical Center, Refunding Series 2016B
4 .000 08/15/39 14,999,401
7,400,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 6,930,671
1,030,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital of Orange County, Series 2024A
5 .000 11/01/54 1,079,116
16,625,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 15,189,727
30,630,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 30,685,964
31,810,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/44 30,817,092
8,475,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 8,090,068
2,720,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 2,480,867
4,430,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .000 12/01/54 4,555,272
24,625,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4 .000 05/15/51 22,621,392
2,230,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 2,231,859
16,375,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 16,384,499
18,330,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A - BAM
Insured
4 .000 10/01/47 16,820,557
17,635,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 18,170,471
21,020,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/54 21,451,627
16,185,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 14,597,292
3,095,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 3,113,752
685,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 685,613
11,830,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 11,871,600
1,420,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 1,422,962
9,335,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 9,036,451
6,770,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 6,769,363
5,330,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 5,371,909
12,485,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 12,483,997
14,550,000 California Public Finance Authority, Revenue Bonds, Hoag
Memorial Hospital Presbyterian, Fixed Period Series 2022A
4 .000 07/15/51 13,581,136
5,310,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 5,327,811

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/34 $ 1,000,825
1,200,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 1,200,437
2,375,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 2,375,510
13,235,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 13,235,163
46,490,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 46,931,948
2,345,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 2,346,579
5,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/42 5,067,052
3,760,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 3,776,115
6,465,000 California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A
4 .000 08/15/51 5,707,505
2,475,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 2,513,549
2,685,000 Madera County, California, Certificates of Participation, Valley
Children's Hospital Project, Series 1995 - NPFG Insured
5 .750 03/15/28 2,773,315
4,500,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
4 .000 11/01/39 3,808,942
9,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5 .000 05/15/47 9,484,341
4,410,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
4 .000 05/15/53 4,095,568
755,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2023A
5 .750 07/01/53 782,603
TOTAL HEALTH CARE 480,493,671
HOUSING/MULTIFAMILY - 16.8% (10.5% of Total Investments)
11,535,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 7,501,121
22,070,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 17,403,100
7,722,764 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 146,733
660,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 497,029
2,020,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 1,911,639
1,385,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 1,295,145
9,320,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,291,384
19,482,138 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 19,907,268
12,972,991 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 12,883,046
4,853,615 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 4,684,066

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,945,420 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250% 01/15/35 $ 3,052,638
17,303,163 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 17,509,465
14,314,681 (c) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .327 11/20/40 14,223,715
7,992,124 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-1
4 .050 07/20/41 7,895,797
1,465,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,536,698
1,000,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000 07/01/53 1,087,173
23,750,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 18,490,463
8,060,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 6,180,990
3,265,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 2,769,925
11,510,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 8,015,474
12,910,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 10,738,454
7,425,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 6,216,453
20,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 16,100,395
26,165,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 23,158,940
4,450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 4,145,036
7,030,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 5,249,749
3,565,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1
3 .400 10/01/46 2,906,254
23,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 18,321,826
2,215,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,809,338
9,645,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 6,362,534
7,345,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 5,325,934
450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 336,732
11,140,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 10,080,760
4,020,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 3,135,813
8,025,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 6,669,308

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,010,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000% 09/01/46 $ 1,719,413
5,700,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 4,126,048
20,760,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 12,678,163
21,185,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 15,290,551
4,190,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 3,907,251
7,290,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 6,829,928
TOTAL HOUSING/MULTIFAMILY 319,391,749
LONG-TERM CARE - 0.5% (0.3% of Total Investments)
6,120,000 California Municipal Finance Authority, Revenue Bonds,
HumanGood California Obligated Group, Refunding Series 2019
4 .000 10/01/37 6,044,334
1,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4 .000 04/01/43 1,900,835
1,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4 .125 04/01/53 948,105
TOTAL LONG-TERM CARE 8,893,274
TAX OBLIGATION/GENERAL - 35.5% (22.3% of Total Investments)
20,995,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4 .000 08/01/54 19,913,716
4,420,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 4,492,203
2,500,000 California State, General Obligation Bonds, Refunding Various
Purpose Bid Group C Series 2016
5 .000 09/01/32 2,514,524
4,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2016
5 .000 09/01/35 4,020,206
3,570,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021. Forward Delivery
5 .000 09/01/41 3,874,723
50,000 California State, General Obligation Bonds, Series 2013 5 .000 02/01/29 50,096
1,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2016
5 .000 09/01/34 1,005,304
14,780,000 California State, General Obligation Bonds, Various Purpose
Series 2017
5 .000 11/01/47 14,989,227
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5 .000 10/01/48 5,115,740
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,760,706
5,250,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .250 08/01/55 5,652,995
5,400,000 Central Unified School District, Fresno County, California,
General Obligation Bonds, 2016 Election Series 2018B.
4 .000 08/01/48 5,162,782
7,850,000 Cerritos Community College District, California, General
Obligation Bonds, Election of 2022 Series 2024A
4 .000 08/01/49 7,629,018
7,860,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C - BAM Insured
3 .000 08/01/44 6,638,965
15,285,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4 .000 08/01/51 14,472,868
5,000,000 Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2017
4 .000 08/01/46 4,871,008
5,000,000 Franklin-McKinley School District, Santa Clara County, California,
General Obligation Bonds, Election of 2020, Series 2023B
4 .250 08/01/49 4,905,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 15,250,000 Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4 .000% 08/01/50 $ 14,514,990
6,185,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 6,037,741
5,150,000 Hacienda La Puente Unified School District Facilities Financing
Authority, California, General Obligation Revenue Bonds,
Program Series 2007 - AGM Insured
5 .000 08/01/26 5,171,095
3,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 2,920,335
5,585,000 Lake Elsinore Unified School District, Riverside County, California,
General Obligation Bonds, 2016 Election Series B - BAM Insured
4 .000 08/01/49 5,321,109
5,630,000 (d) Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2010 - AGM Insured
0 .000 08/01/45 5,178,600
10,390,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2022, Series
2026B
4 .375 08/01/51 10,445,358
4,140,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4 .000 08/01/41 4,147,366
24,425,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 24,469,295
8,090,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Ad Valorem
Property Tax, Series 2026QRR
4 .250 07/01/50 8,025,744
1,285,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Measure Q Series 2020C
4 .000 07/01/40 1,309,467
74,585,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 74,701,256
3,100,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 3,101,705
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,999,713
7,500,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/45 7,345,596
4,100,000 Monrovia Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B - FGIC Insured
0 .000 08/01/27 3,975,173
4,650,000 Monterey Peninsula Community College District, Monterey
County, California, General Obligation Bonds, Election of 2020
Series 2024B
4 .000 08/01/51 4,464,854
6,950,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 6,861,563
5,330,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .250 08/01/55 5,734,939
10,765,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B - FGIC
Insured
0 .000 08/01/27 10,475,808
2,250,000 Oak Grove School District, Santa Clara County, California,
General Obligation Bonds, Election of 2022, Series 2026
4 .250 08/01/54 2,210,870
5,000,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/48 5,322,840
11,890,000 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2022 Election Series 2025
4 .250 08/01/55 11,371,514
10,330,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
0 .000 08/01/35 6,405,794
5,000,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 5,745,595
7,350,000 Pleasant Valley School District, Ventura County, California,
General Obligation Bonds, Refunding Series B
4 .000 08/01/46 7,229,231
27,875,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 28,318,957

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 16,736,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/41 $ 15,950,931
28,000,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B
0 .000 08/01/44 12,807,340
9,000,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Dedicated Unlimited Ad Valorem
Property Tax, 2018 Election Green Series 2023G-3
4 .000 07/01/53 8,519,047
7,500,000 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1
4 .250 08/01/52 7,424,874
9,760,000 San Francisco Community College District, California, General
Obligation Bonds, Election 2020 Series 2020A
4 .000 06/15/45 9,665,021
7,500,000 San Jacinto Unified School District, Riverside County, California,
General Obligation Bonds, Election 2024 Series 2025
4 .125 08/01/55 7,198,013
4,970,000 San Rafael City High School District, Marin County, California,
General Obligation Bonds, Series 2004B - FGIC Insured
0 .000 08/01/27 4,818,131
10,000,000 Santa Cruz City High School District, Santa Cruz County,
California, General Obligation Bonds, Election of 2022, Series
2024A
4 .000 08/01/54 9,484,980
5,530,000 (d) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGM
Insured
0 .000 08/01/50 6,478,121
26,000,000 (d) Sylvan Union School District, Stanislaus County, California,
General Obligation Bonds, Election of 2006, Series 2010 - AGM
Insured
0 .000 08/01/49 24,109,470
4,740,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .500 08/01/38 4,769,246
4,830,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .500 08/01/40 4,860,143
20,510,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 20,517,470
4,355,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/38 4,381,871
3,500,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 3,521,843
8,410,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 7,864,889
750,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B - AGM Insured
4 .250 08/01/45 738,693
2,575,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B
5 .250 08/01/48 2,797,686
140,160,000 (d) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 132,181,042
TOTAL TAX OBLIGATION/GENERAL 675,964,590
TAX OBLIGATION/LIMITED - 12.3% (7.7% of Total Investments)
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,655,064
615,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 615,346
1,200,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 1,251,386
13,520,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2014E
5 .000 09/01/39 13,538,453

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 350,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .250% 09/02/61 $ 353,993
1,605,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 1,606,740
2,550,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017C
5 .000 09/02/47 2,556,860
2,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 2,018,494
1,355,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 1,368,019
5,250,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/43 5,740,439
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 981,215
5,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/39 5,209,210
20,735,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 21,580,747
3,995,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5 .000 07/01/42 4,071,523
2,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/49 2,069,955
8,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/54 8,576,350
1,835,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/31 1,837,599
1,000,000 Norco Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 1, Series 2009
7 .000 03/01/34 1,003,265
6,055,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019
5 .000 02/15/41 6,330,895
8,831,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 3,223,458
14,741,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 3,959,083
82,962,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 81,982,559
5,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 5,484,403
43,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 40,128
8,185,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,885,048
815,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 793,220
5,000,000 Riverside County Transportation Commission, California, Sales
Tax Revenue Bonds, Refunding Limited Tax Series 2017B
5 .000 06/01/38 5,142,911
4,250,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,603,487
610,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
7 .750 08/01/28 612,391
1,325,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
8 .000 08/01/38 1,330,209

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,605,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000% 08/01/39 $ 1,607,453
5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5 .000 08/01/41 5,011,249
280,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 280,833
2,500,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/37 2,563,906
495,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 504,277
1,435,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 1,477,104
5,520,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 5,626,230
1,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .750 09/01/48 1,795,629
4,315,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 4,361,299
7,285,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/49 7,319,605
1,315,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,327,176
2,105,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Refunding Series 2016
5 .000 09/01/40 2,109,271
4,205,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Series 2017
5 .000 09/01/47 4,217,300
TOTAL TAX OBLIGATION/LIMITED 234,623,782
TRANSPORTATION - 24.9% (15.7% of Total Investments)
7,025,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2023F-2
4 .125 04/01/54 6,686,567
10,000,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7
4 .000 04/01/37 10,024,958
5,760,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
4 .500 07/01/54 5,539,929
7,775,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 7,842,463
10,979,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 10,672,128
7,500,000 Long Beach, California, Harbor Revenue Bonds, Series 2019A 5 .000 05/15/49 7,728,239
11,400,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5 .250 05/15/50 12,013,011
13,600,000 (e) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT), (UB)
5 .250 05/15/50 14,331,312
4,160,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 4,269,885
13,625,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/51 13,834,148
4,850,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .000 05/15/42 5,108,000
5,080,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .000 05/15/52 5,168,631
24,405,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 24,408,790

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,310,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000% 05/15/44 $ 3,339,717
5,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018D, (AMT)
5 .000 05/15/48 5,049,162
5,485,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E
5 .000 05/15/44 5,693,244
945,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 1,013,908
22,230,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/46 22,858,900
3,750,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 3,880,765
4,780,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 4,582,924
7,750,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 7,623,688
20,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 20,637,612
3,600,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5 .000 07/01/34 3,855,373
1,250,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5 .000 07/01/36 1,330,959
6,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4 .000 07/01/51 5,646,931
16,410,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/42 18,063,517
11,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/43 12,052,312
1,845,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .750 05/01/48 1,993,291
4,135,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 4,301,914
10,815,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 11,479,103
30,000,000 (e) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D, (AMT),
(UB)
5 .250 05/01/55 31,210,989
34,270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 34,608,146
3,040,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/38 3,155,875
43,180,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 44,147,008
22,345,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 22,524,377
10,910,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/42 11,013,005
3,775,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 3,792,676

Portfolio of Investments May 31, 2026
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 24,820,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .250% 05/01/48 $ 25,162,064
4,900,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 5,067,265
3,540,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/50 3,564,360
7,510,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019F
5 .000 05/01/50 7,670,343
16,936,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 15,247,809
6,250,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/47 6,261,374
TOTAL TRANSPORTATION 474,456,672
U.S. GUARANTEED - 2.3% (f)(1.4% of Total Investments)
18,400,000 Antelope Valley Community College District, Los Angeles
County, California, General Obligation Bonds, Election 2016
Series 2017A, (Pre-refunded 2/15/27)
5 .250 08/01/42 18,771,343
12,880,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 13,028,562
95,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 100,447
55,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 60,583
70,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 77,105
5,840,000 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, (ETM)
5 .375 08/15/29 6,195,678
905,000 Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 1,027,414
2,000,000 Puerto Rico Public Finance Corporation, Commonwealth
Appropriation Bonds, Series 2002E, (ETM)
6 .000 08/01/26 2,010,498
1,460,000 Rohnert Park Community Development Commission, California,
Tax Allocation Bonds, Redevelopment Project Series 2007R -
FGIC Insured, (ETM)
5 .000 08/01/37 1,528,054
5,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,137
TOTAL U.S. GUARANTEED 42,804,821
UTILITIES - 28.7% (18.0% of Total Investments)
44,950,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 47,514,132
5,000,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 5,305,595
28,915,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 29,770,829
5,150,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 5,370,848
10,000,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 10,192,518
10,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2026B
5 .000 03/01/36 10,517,874

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,000,000 California Infrastructure and Economic Development Bank, Clean
Water and Drinking Water State Revolving Fund Revenue Bonds,
Green Series 2025
4 .125% 10/01/47 $ 2,005,764
3,925,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 3,925,427
76,015,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 76,023,407
2,200,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2017A
5 .000 06/01/45 2,229,777
5,000,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2019A
5 .000 06/01/49 5,154,165
2,500,000 El Dorado Irrigation District, California, Certificates of
Participation, Revenue Bonds, Series 2024A
4 .000 03/01/50 2,370,007
14,140,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 15,600,895
7,610,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 8,698,516
62,085,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 62,550,973
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/38 9,223,443
3,910,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/39 4,016,103
8,980,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 9,158,436
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/40 9,399,164
5,105,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/45 5,260,650
24,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 25,029,931
2,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021C
5 .000 07/01/51 2,037,716
4,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 4,126,706
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/52 6,638,455
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/39 3,203,726
2,325,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/41 2,467,841
4,370,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 4,506,056
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5 .000 07/01/55 10,271,249
8,675,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2026A
5 .000 07/01/43 9,433,428
3,500,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5 .000 07/01/52 3,569,162
2,875,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5 .000 07/01/49 2,962,882
35,245,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A
5 .000 07/01/44 35,458,155
2,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/36 2,125,514
3,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/38 3,161,300
5,000,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5 .000 06/01/43 5,158,552

Portfolio of Investments May 31, 2026
(continued)
NAC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 6,500,000 Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2023A
5 .000% 04/01/53 $ 6,803,794
5,185,000 (g) Moreno Valley Public Finance Authority, California, Electric
System Revenue Bonds, Series 2026A
5 .250 05/01/56 5,533,061
7,525,000 Moulton Niguel Water District, California, Certificates of
Participation, Series 2019
3 .000 09/01/44 6,524,416
4,415,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,429,817
2,250,000 Roseville Finance Authority, California, Electric System Revenue
Bonds, Series 2026
5 .000 02/01/45 2,472,525
1,900,000 Roseville Finance Authority, California, Electric System Revenue
Bonds, Series 2026
5 .000 02/01/46 2,073,210
2,950,000 Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A
5 .000 12/01/50 3,068,781
16,670,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Climate Certified Green Series 2023K
5 .000 08/15/53 17,514,966
1,510,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Series 2020H
5 .000 08/15/50 1,567,054
7,000,000 Sacremento Municipal Utility District, California, Electric Revenue
Bonds, Series 2019G
5 .000 08/15/41 7,387,463
4,000,000 San Diego Public Facilities Financing Authority, California, Water
Revenue Bonds, Senior Series 2023A
4 .000 08/01/52 3,810,047
1,180,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5 .000 08/01/37 1,183,574
1,250,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/38 1,263,715
4,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 4,273,677
31,970,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 33,008,827
TOTAL UTILITIES 545,354,123
TOTAL MUNICIPAL BONDS
(Cost $2,994,011,076) 3,005,671,314
TOTAL LONG-TERM INVESTMENTS
(Cost $2,994,011,076) 3,005,671,314
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3% (0.8% of Total Investments)
X 25,000,000 MUNICIPAL BONDS - 1.3%  (0.8% of Total Investments) X –
TRANSPORTATION - 1.3% (0.8% of Total Investments)
$ 25,000,000 (h) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2024A
0 .950 04/01/59 $ 25,000,000
TOTAL TRANSPORTATION 25,000,000
TOTAL MUNICIPAL BONDS
(Cost $25,000,000) 25,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,000,000) 25,000,000
TOTAL INVESTMENTS - 159.3%
(Cost $3,019,011,076) 3,030,671,314
FLOATING RATE OBLIGATIONS - (3.6)%   (68,590,000)
MFP SHARES, NET - (13.5)% (i) (256,962,778)
VRDP SHARES, NET - (46.4)% (j) (881,778,136)
OTHER ASSETS & LIABILITIES, NET - 4.2% 78,987,713
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,902,328,113

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $406,103,475 or 13.4% of Total Investments.
(b) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax
Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) When-issued or delayed delivery security.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) MFP Shares, Net as a percentage of Total Investments is 8.5%.
(j) VRDP Shares, Net as a percentage of Total Investments is 29.1%.
NAC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,005,671,314 $ – $ 3,005,671,314
Short-Term Investments:
Municipal Bonds – 25,000,000 – 25,000,000
Total $ – $ 3,030,671,314 $ – $ 3,030,671,314